Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Index Funds, Inc.
Entity Central Index Key	0001026144
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
iShares MSCI EAFE International Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Institutional Shares
Trading Symbol	MAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 3.68%.
  For the same period, the MSCI EAFE Index returned 3.82%.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession
at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.68%	4.82%	5.29%
MSCI EAFE Index	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,292,805,049
Holdings Count | Holding	731
Advisory Fees Paid, Amount	$ 998,793
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 10,292,805,049
Number of Portfolio Holdings	731
Net Investment Advisory Fees	$ 998,793
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.7%
United Kingdom	11.1%
United States	9.5%
France	9.2%
Germany	9.1%
Australia	7.3%
Switzerland	6.4%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.9%
Other #	13.9%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

iShares MSCI EAFE International Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor A Shares
Trading Symbol	MDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 3.39%.
  For the same period, the MSCI EAFE Index returned 3.82%.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism.
The
Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.39%	4.55%	5.02%
MSCI EAFE Index	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,292,805,049
Holdings Count | Holding	731
Advisory Fees Paid, Amount	$ 998,793
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 10,292,805,049
Number of Portfolio Holdings	731
Net Investment Advisory Fees	$ 998,793
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.7%
United Kingdom	11.1%
United States	9.5%
France	9.2%
Germany	9.1%
Australia	7.3%
Switzerland	6.4%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.9%
Other #	13.9%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

iShares MSCI EAFE International Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor P Shares
Trading Symbol	BTMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 3.46%.
  For the same period, the MSCI EAFE Index returned 3.82%.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These vie
w
s are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	3.46%	4.55%	5.02%
Investor P Shares (with sales charge)	(1.97)	3.43	4.46
MSCI EAFE Index	3.82	4.73	5.20

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,292,805,049
Holdings Count | Holding	731
Advisory Fees Paid, Amount	$ 998,793
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key F u nd statistics
Net Assets	$ 10,292,805,049
Number of Portfolio Holdings	731
Net Investment Advisory Fees	$ 998,793
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.7%
United Kingdom	11.1%
United States	9.5%
France	9.2%
Germany	9.1%
Australia	7.3%
Switzerland	6.4%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.9%
Other #	13.9%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

iShares MSCI EAFE International Index Fund - Class G Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class G Shares
Trading Symbol	BTMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class G Shares returned 3.75%.
  For the same period, the MSCI EAFE Index returned 3.82%.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United S
ta
tes. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class G Shares	3.75%	4.84%	5.29%
MSCI EAFE Index	3.82	4.73	5.20

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,292,805,049
Holdings Count | Holding	731
Advisory Fees Paid, Amount	$ 998,793
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund stat ist ics
Net Assets	$ 10,292,805,049
Number of Portfolio Holdings	731
Net Investment Advisory Fees	$ 998,793
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.7%
United Kingdom	11.1%
United States	9.5%
France	9.2%
Germany	9.1%
Australia	7.3%
Switzerland	6.4%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.9%
Other #	13.9%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

iShares MSCI EAFE International Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class K Shares
Trading Symbol	BTMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 3.73%.
  For the same period, the MSCI EAFE Index returned 3.82%.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.73%	4.88%	5.34%
MSCI EAFE Index	3.82	4.73	5.20

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,292,805,049
Holdings Count | Holding	731
Advisory Fees Paid, Amount	$ 998,793
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 10,292,805,049
Number of Portfolio Ho ld ings	731
Net Investment Advisory Fees	$ 998,793
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.7%
United Kingdom	11.1%
United States	9.5%
France	9.2%
Germany	9.1%
Australia	7.3%
Switzerland	6.4%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.9%
Other #	13.9%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP SE	1.6%
Nestle SA, Class N, Registered Shares	1.3%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG, Class N, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

iShares Russell 2000 Small-Cap Index Fund Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	MASKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 13 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.12%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 11.42%.
  For the same period, the Russell 3000
  ®
  Index returned 23.81% and the Russell 2000
  ®
  Index returned 11.54%.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in O cto
ber and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	11.42%	7.37%	7.80%
Russell 3000 ® Index	23.81	13.86	12.55
Russell 2000 ® Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,869,070,225
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 260,919
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,869,070,225
Number of Portfolio H ol dings	1
Net Investment Advisory Fees	$ 260,919
Portfolio Turnover Rate of the Series	32%

iShares Russell 2000 Small-Cap Index Fund Investor A Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	MDSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the
la
st year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 39 (a)	0.37% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.37%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 11.15%.
  For the same period, the Russell 3000
  ®
  Index returned 23.81% and the
  Ru
  ssell 2000
  ®
  Index returned 11.54%.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.15%	7.10%	7.53%
Russell 3000 ® Index	23.81	13.86	12.55
Russell 2000 ® Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,869,070,225
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 260,919
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,869,070,225
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 260,919
Portfolio Turnover R at e of the Series	32%

iShares Russell 2000 Small-Cap Index Fund Investor P Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor P Shares
Trading Symbol	BDBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 39 (a)	0.37% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.37%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 11.14%.
  For the same period, the Russell 3000
  ®
  Index returned 23.81% and the Russell 2000
  ®
  Index returned 11.54%.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	11.14%	7.10%	7.53%
Investor P Shares (with sales charge)	5.30	5.95	6.95
Russell 3000 ® Index	23.81	13.86	12.55
Russell 2000 ® Index	11.54	7.40	7.82

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,869,070,225
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 260,919
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,869,070,225
Number of Portfolio Ho ldings	1
Net Investment Advisory Fees	$ 260,919
Portfolio Turnover Rate of the Series	32%

iShares Russell 2000 Small-Cap Index Fund Class K Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BDBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 7 (a)	0.07% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense exam pl e reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.07%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 11.47%.
  For the same period, the Russell 3000
  ®
  Index returned 23.81% and the Russell 2000
  ®
  Index returned 11.54%.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	11.47%	7.43%	7.86%
Russell 3000 ® Index	23.81	13.86	12.55
Russell 2000 ® Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,869,070,225
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 260,919
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,869,070,225
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 260,919
Portfolio Turnover Rate of the Series	32%

[1]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.